Document and Entity Information	Mar. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001590877
Document Type	8-K
Document Period End Date	Mar. 06, 2024
Entity Registrant Name	REGENXBIO Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37553
Entity Tax Identification Number	47-1851754
Entity Address, Address Line One	9804 Medical Center Drive
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	(240)
Local Phone Number	552-8181
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false